Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	€ (282)	€ 364
Estimated approximate effects on shareholders' equity	(2,620)	(2,257)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	200	(300)
Estimated approximate effects on shareholders' equity	€ 2,160	€ 2,020